Assets Reported at Fair Value By Level Within Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	$ 90,747	$ 95,619
Taxable
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	1,605	1,582
Tax-exempt
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	35,717	32,508
AVAILABLE FOR SALE
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	90,202	95,114
AVAILABLE FOR SALE | U.S. government agencies
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	7,935	11,191
AVAILABLE FOR SALE | Mortgage-backed securities of government-sponsored entities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	25,884	28,578
AVAILABLE FOR SALE | Collateralized mortgage obligations of government-sponsored entities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	6,066	5,175
AVAILABLE FOR SALE | Corporate securities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	5,347	4,082
AVAILABLE FOR SALE | Commercial Paper
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	7,648	11,998
Equity securities of financial institutions
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	545	505
Equity Securities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level I
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	8,219	12,503
Level I | Taxable
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level I | Tax-exempt
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level I | AVAILABLE FOR SALE
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	7,674	11,998
Level I | AVAILABLE FOR SALE | U.S. government agencies
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level I | AVAILABLE FOR SALE | Mortgage-backed securities of government-sponsored entities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level I | AVAILABLE FOR SALE | Collateralized mortgage obligations of government-sponsored entities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level I | AVAILABLE FOR SALE | Corporate securities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	26	0
Level I | AVAILABLE FOR SALE | Commercial Paper
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	7,648	11,998
Level I | Equity securities of financial institutions
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	505
Level I | Equity Securities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level II
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	82,528	83,116
Level II | Taxable
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	1,605	1,582
Level II | Tax-exempt
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	35,717	32,508
Level II | AVAILABLE FOR SALE
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	82,528	83,116
Level II | AVAILABLE FOR SALE | U.S. government agencies
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	7,935	11,191
Level II | AVAILABLE FOR SALE | Mortgage-backed securities of government-sponsored entities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	25,884	28,578
Level II | AVAILABLE FOR SALE | Collateralized mortgage obligations of government-sponsored entities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	6,066	5,175
Level II | AVAILABLE FOR SALE | Corporate securities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	5,321	4,082
Level II | AVAILABLE FOR SALE | Commercial Paper
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level II | Equity securities of financial institutions
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	545	0
Level II | Equity Securities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III | Taxable
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III | Tax-exempt
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III | AVAILABLE FOR SALE
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III | AVAILABLE FOR SALE | U.S. government agencies
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III | AVAILABLE FOR SALE | Mortgage-backed securities of government-sponsored entities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III | AVAILABLE FOR SALE | Collateralized mortgage obligations of government-sponsored entities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III | AVAILABLE FOR SALE | Corporate securities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III | AVAILABLE FOR SALE | Commercial Paper
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III | Equity securities of financial institutions
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	0	0
Level III | Equity Securities
Fair Value Inputs Assets Quantitative Information [Line Items]
Investment securities available for sale	$ 0	$ 0